Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
NOTE 18:-	EQUITY

a.	Composition of share capital:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	365,444	75,000,000	57,293

Reverse Share Splits

On September 28, 2023, July 3, 2025 and February 5, 2026, the Company effected one-for-twenty six (1-for-26), one-for-twenty one (1-for-21) and one-for-nine (1-for-9) reverse splits, respectively.

Consequently, all share and per share data included in these consolidated financial statements for all periods preceding the effective dates of the reverse share splits have been adjusted to reflect the reverse splits’ ratios in these consolidated financial statements for all periods presented.

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares

Balance at January 1, 2024	3,739

Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants (Note 18g)	19,457

Shares issued to consultants (Note 19(a)(3))	3,419

Issuance of share capital – in respect of January 2024 SEPA (Note 18(h))	30,678

Balance at December 31, 2024	57,293

Shares issued to consultants in respect of exercised restricted share units (“RSUs”) (Note 18e)	4,205

Exercise of convertible debentures (Note 18i)	119,094

Exercise of warrants (Note 18j)	40,172

Issuance of shares in a registered direct offering (Note 18k)	143,617

Shares issued to consultants (Note 19(a)(3))	1,059

Rounding shares	4

Balance at December 31, 2025	365,444
c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuances of ordinary shares:

On March 22, 2023, the Company issued 73 ordinary shares in respect of the stock purchase agreement entered into with Nexera Technologies Ltd. (“Nexera”) (formerly known as Jeffs’ Brands Ltd.) (see also Note 24d).

f.	August 2023 Financing Round

On August 14, 2023, the Company closed an underwritten public offering (the “2023 Public Offering”) of 1,124 ordinary shares, at a purchase price of $982.80 per ordinary share and pre-funded warrants to purchase up to 198 ordinary shares at a purchase price of $977.886 per pre-funded warrant, for aggregate gross proceeds of approximately $1,300, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the 2023 Public Offering, dated August 10, 2023.

g.	October 2023 Financing Round

On October 13, 2023, the Company announced the closing of a private placement with an institutional investor with gross cash proceeds to the Company of approximately $5,026, before deducting fees to the placement agent and other offering expenses payable by the Company.

In connection with the private placement, the Company issued an aggregate of 10,212 units, each unit consisting of two pre-funded warrants (the “Pre-Funded Warrants”). The Pre-Funded Warrants have an exercise price of $0.189, are immediately exercisable upon issuance and have a term of five years from the date of issuance.

During the year ended December 31, 2024, the Company issued 19,457 ordinary shares in respect of the exercise of 19,457 Pre-Funded Warrants.

h.	January 2024 Standby Equity Purchase Agreement

On January 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), as amended on February 26, 2024, with YA II PN, LTD (“YA”), which provided for the sale of the Company’s ordinary shares in the amount of up to $20,000 (the “Advance Shares”). As of December 31, 2024, of the $20,000 eligible to be sold pursuant to the SEPA (the “Commitment Amount”), the Company has sold 30,385 ordinary shares for total proceeds of $6,255. The Advance Shares to be purchased or purchased by YA pursuant to the SEPA are for a share price of 97% of the market price, which is defined as the lowest daily volume weighted average price of the Company’s ordinary shares during the three consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA.

In connection with the SEPA, the Company may request pre-paid advances of the Commitment Amount, in an amount of up to $5,000 (each a “Pre-Paid Advance”). Each Pre-Paid Advance will be evidenced by a promissory note (each a “Promissory Note”). Each Promissory Note will fully mature 24 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 5% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Promissory Note). Beginning 150 days after the issuance of a Promissory Note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Promissory Note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to the Company under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. The Promissory Note contains the Company’s customary representations and warranties and events of default.

In addition, pursuant to the SEPA, the Company issued to YA an aggregate of 293 of its ordinary shares, or the Commitment Shares, in satisfaction of payment of the commitment fee of $200.

i.	August 2025 convertible debenture exercises

On February 25, 2025, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain investors, pursuant to which the Company sold convertible debentures (the “Debentures”) in the aggregate principal amount of $4,200 (the “Subscription Amount”), which are convertible into the Company’s ordinary shares (as converted, the “Conversion Shares”), at a purchase price equal to 95% of the Subscription Amount. The issuance and sale of the Debentures was subject to certain conditions and limitations.

In August 2025, certain investors under the Securities Purchase Agreements, submitted to the Company conversion notices to convert outstanding principal and accrued interest of certain Debentures, pursuant to which the Company issued an aggregate of 119,094 ordinary shares.

As a result of issuance and conversion of the Debentures, the Company recorded net finance expense of $170 in the consolidated statements of comprehensive loss for the year ended December 31, 2025.

j.	September 2025 Warrant exercises

At the closing of the Securities Purchase Agreements (see note 18i above), the Company issued to the investors 40,172 warrants which are exercisable into a number of ordinary shares equal to the Subscription Amount applicable to the investors divided by a price equal to 130% of the volume weighted average price of the ordinary shares immediately prior to the closing date, or $104.5548 per warrant.

On September 26, 2025, the Company entered into inducement offer letter agreements (the “Inducement Letters”) with holders (the “Holders”) of certain of the existing warrants to purchase in the aggregate up to 40,172 of the ordinary shares, issued on February 25, 2025, at an exercise price of $104.5548 per ordinary share (the “Existing Warrants”). Pursuant to the Inducement Letters, the Holders agreed to exercise for cash all of their Existing Warrants at a reduced exercise price of $27.90 per ordinary share. The Company received aggregate gross proceeds of approximately $1,121 from the exercise of the Existing Warrants by the Holders.

As a result of issuance and exercise of the Existing Warrants, which were measured at fair value from the date of issuance until exercise, the Company recorded net finance income of $1,750 in the consolidated statements of comprehensive loss for the year ended December 31, 2025.

k.	November 2025 Registered Direct Offering

On November 27, 2025, the Company entered into a securities purchase agreement with certain institutional and accredited investors, providing for the issuance of an aggregate of 143,617 ordinary shares, at a purchase price of $15.75. The registered direct offering resulted in gross proceeds in the amount of $2,262.

l.	Warrants

The following table summarizes information of outstanding warrants as of December 31, 2025:

Warrants	Warrant Term	Exercise Price		Exercisable

March 2021 Series A Warrants	March 1, 2026	USD	34,743	233
March 2021 Series B Warrants	March 1, 2026	USD	52,088	117
May 2022 Warrants	May 27, 2027	USD	12,924	1,443
				1,793